Borrowings - Schedule of Fair Value of the Convertible Notes (Details)	Dec. 31, 2023
Probability of each scenario [Member] | Scenario 1 [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of Convertible Notes	90	[1]
Probability of each scenario [Member] | Scenario 2 [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of Convertible Notes	10	[1]
Expected remaining term (years) [Member] | Scenario 1 [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of Convertible Notes	0.5	[2]
Expected remaining term (years) [Member] | Scenario 2 [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of Convertible Notes	0.76	[2]
Implied discount rate [Member] | Scenario 1 [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of Convertible Notes	25.8	[3]
Implied discount rate [Member] | Scenario 2 [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of Convertible Notes	25.8	[3]

[1]	The probability of each scenario is based on timing expectations of management that a qualified offering occurring at December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
[2]	The expected remaining term represents the period of time that Bridge Convertible Notes are expected to be converted.
[3]	The implied discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.